Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

The Committee grants long-term incentive awards to executive officers pursuant to the Omnibus Stock Plan on hire, annually on a predetermined cycle in the first quarter of each fiscal year, and occasionally outside of the annual grant cycle under special circumstances. The Committee did not take material nonpublic information into account when determining the timing and terms of equity awards granted in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Company did not grant any stock options, stock appreciation rights, or similar awards.

Award Timing Method	The Committee grants long-term incentive awards to executive officers pursuant to the Omnibus Stock Plan on hire, annually on a predetermined cycle in the first quarter of each fiscal year, and occasionally outside of the annual grant cycle under special circumstances. The Committee did not take material nonpublic information into account when determining the timing and terms of equity awards granted in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Company did not grant any stock options, stock appreciation rights, or similar awards.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false